PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation	$ 817	$ 96
Impairment loss of property and equipment	$ 485	$ 0